Basis of Presentation and Recent Accounting Pronouncements (Tables) - Computer Sciences GS Business	6 Months Ended	12 Months Ended
	Oct. 02, 2015	Apr. 03, 2015
Entity Information [Line Items]
Schedule of Revenues by Customer Type
Total revenues by customer type were:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
U.S. federal government	$3,720,275	$3,898,083	$4,431,785
State and local government	330,254	198,062	188,164
Other	19,217	6,491	55,752
Total revenue	$4,069,746	$4,102,636	$4,675,701

Schedule of Income from Continuing Operations, Before Taxes and Noncontrolling Interests
The Computer Sciences GS Business’s income from continuing operations, before taxes and noncontrolling interests included the following adjustments due to changes in estimated profitability on firm-fixed-price contracts accounted for under the percentage-of-completion method:

	Twelve Months Ended
	April 3, 2015	March 28, 2014	March 29, 2013
Gross favorable	$98,000	$109,000	$103,000
Gross unfavorable	(21,000)	(23,000)	(44,000)
Total net adjustments, before taxes and noncontrolling interests	$77,000	$86,000	$59,000

Depreciation and Amortization Useful Lives
The Computer Sciences GS Business’s depreciation and amortization policies are as follows:

Useful Life (in years)
Property and equipment:
Buildings	Up to 40
Computers and related equipment	3 to 5
Furniture and other equipment	5 to 10
Leasehold improvements	Shorter of lease term or useful life
Other leased assets	Greater of lease term or useful life
Intangibles:
Internal use software	2 to 7
External use software	2 to 7
Customer related intangibles	Expected customer service life
Other intangible assets	3 to 8

Schedule of Change in Accounting Estimate
The Computer Sciences GS Business’s income from continuing operations before taxes and noncontrolling interest included the following adjustments due to changes in estimated profitability on fixed price contracts accounted for under the percentage-of-completion method, for the three and six months ended October 2, 2015 and October 3, 2014:

	Three Months Ended		Six Months Ended
	October 2, 2015	October 3, 2014	October 2, 2015	October 3, 2014
Gross favorable	$19,772	$34,645	$44,423	$57,794
Gross unfavorable	(1,685)	(6,387)	(5,296)	(8,734)
Total net adjustments, before taxes and noncontrolling interests	$18,087	$28,258	$39,127	$49,060